UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (98.5%)
Aerospace & Defense (1.3%)
AAR	16,900	$455
Orbital ATK	2,100	149
Triumph Group	13,900	749

		1,353

Agricultural Products (0.4%)
Fresh Del Monte Produce	10,400	411

Air Freight & Logistics (1.1%)
Air Transport Services Group*	28,800	298
Atlas Air Worldwide Holdings*	9,800	482
Park-Ohio Holdings	6,600	296

		1,076

Aircraft (1.6%)
Alaska Air Group	5,200	394
Hawaiian Holdings*	22,400	487
Republic Airways Holdings*	42,300	213
SkyWest	29,100	482

		1,576

Alternative Carriers (1.2%)
Inteliquent	32,900	599
Iridium Communications*	37,200	276
Premiere Global Services*	30,700	331

		1,206

Apparel Retail (2.4%)
Express*	33,400	636
Finish Line, Cl A	17,700	487
Shoe Carnival	14,525	411
Stage Stores	36,300	639
Stein Mart	25,900	264

		2,437

Application Software (0.9%)
ePlus*	3,500	269
Mentor Graphics	26,400	689

		958

Asset Management & Custody Banks (1.0%)
Ashford*	340	20
BlackRock Capital Investment	54,200	512
Calamos Asset Management, Cl A	10,000	120
Hercules Technology Growth Capital	21,000	235
Janus Capital Group	1,100	18
Medallion Financial	8,610	68

		973

Automotive (3.2%)
American Axle & Manufacturing Holdings*	36,500	729
Cooper Tire & Rubber	12,000	395
Cooper-Standard Holding*	12,300	791
Federal-Mogul Holdings*	20,700	232
Standard Motor Products	6,100	223
Stoneridge*	29,700	361
Tower International*	17,700	463

		3,194

Automotive Retail (0.7%)
Group 1 Automotive	7,200	698

Banks (16.0%)
1st Source	5,000	170
Arrow Financial	10,900	300

	Shares	Value (000)
Banks (continued)
Banc of California	23,200	$281
Banco Latinoamericano de Comercio Exterior, Cl E	28,400	782
Bar Harbor Bankshares	7,261	249
BBCN Bancorp	37,100	569
Berkshire Hills Bancorp	21,349	621
Camden National	5,200	209
Central Pacific Financial	18,900	440
Chemical Financial	5,540	183
Citizens & Northern	700	14
Community Trust Bancorp	5,300	186
Enterprise Financial Services	16,700	403
Federal Agricultural Mortgage, Cl C	12,100	324
Fidelity Southern	41,900	814
Financial Institutions	11,500	282
First Busey	42,200	269
First Commonwealth Financial	34,200	315
First Defiance Financial	4,100	158
First Interstate Bancsystem, Cl A	9,500	263
First Merchants	11,400	297
Flushing Financial	8,000	166
Fulton Financial	81,600	1,057
Great Southern Bancorp	11,400	473
Hancock Holding	13,300	389
Home Loan Servicing Solutions	34,800	24
HomeStreet*	12,437	281
Horizon Bancorp	15,000	364
Independent Bank	18,300	261
International Bancshares	11,200	302
Lakeland Bancorp	31,100	351
MainSource Financial Group	4,990	109
MidSouth Bancorp	16,700	233
National Penn Bancshares	64,300	689
OFG Bancorp	48,600	392
Old National Bancorp	19,600	282
Peoples Bancorp	6,170	130
Popular*	4,900	150
Provident Financial Holdings	5,600	90
Republic Bancorp, Cl A	5,330	134
S&T Bancorp	8,700	269
Susquehanna Bancshares	6,400	91
Tompkins Financial	7,400	400
Towne Bank	26,200	462
United Financial Bancorp	40,300	544
Univest Corp of Pennsylvania	18,400	367
Washington Federal	21,400	498
Webster Financial	6,000	232
WesBanco	7,400	246

		16,115

Biotechnology (0.5%)
AMAG Pharmaceuticals*	1,600	102
Enanta Pharmaceuticals*	4,300	218
Myriad Genetics*	3,400	116
PDL BioPharma	19,200	112

		548

Building & Construction (1.4%)
Griffon	30,200	521
Meritage Homes*	8,500	383
Ryland Group	10,200	464

		1,368

Chemicals (0.7%)
Chase	5,762	221
FutureFuel	31,300	358
Olin	2,300	53

Schedule of Investments July 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Chemicals (continued)
OMNOVA Solutions*	5,600	$36

		668

Commercial Printing (0.9%)
Deluxe	4,700	303
Ennis	26,500	444
RR Donnelley & Sons	8,889	156

		903

Commercial Services (2.1%)
Convergys	28,000	703
CSG Systems International	7,290	227
Higher One Holdings*	70,469	164
NeuStar, Cl A*	22,200	685
Sykes Enterprises*	13,500	329

		2,108

Commodity Chemicals (0.4%)
Cabot	10,900	383

Computer & Electronics Retail (0.4%)
Rent-A-Center, Cl A	14,700	394

Computers & Services (0.8%)
DHI Group*	56,900	453
QLogic*	30,500	271
TeleCommunication Systems, Cl A*	27,100	99

		823

Construction & Engineering (1.1%)
Aegion, Cl A*	30,600	605
MYR Group*	7,300	219
Tutor Perini*	11,500	241

		1,065

Consumer Discretionary (0.3%)
Central Garden & Pet, Cl A*	28,840	291

Consumer Electronics (0.3%)
ZAGG*	39,500	307

Consumer Products (0.6%)
Arctic Cat	5,800	166
Johnson Outdoors, Cl A	8,692	183
Smith & Wesson Holding*	17,500	284

		633

Distributors (0.4%)
VOXX International, Cl A*	55,400	443

Diversified REIT’s (1.7%)
Gladstone Commercial	8,100	130
Lexington Realty Trust, Cl REIT	39,200	337
One Liberty Properties	8,800	199
RAIT Financial Trust	1,966	10
Select Income REIT	53,800	1,080

		1,756

Electrical Components & Equipment (0.2%)
SL Industries*	4,242	166

Electrical Services (3.5%)
Avista	21,400	707
Empire District Electric	16,900	389
Portland General Electric	27,500	990
UIL Holdings	16,500	791
Unitil	17,700	629

		3,506

	Shares	Value (000)
Financial Services (0.8%)
Nelnet, Cl A	7,800	$307
Oppenheimer Holdings, Cl A	7,900	180
World Acceptance*	6,100	332

		819

Food Distributors (0.7%)
SpartanNash	21,200	683

Food, Beverage & Tobacco (2.5%)
Cal-Maine Foods	11,000	596
John B Sanfilippo & Son	3,500	182
Omega Protein*	17,500	249
Sanderson Farms	3,700	267
Seneca Foods, Cl A*	2,100	61
Supervalu*	68,700	633
Universal	10,100	576

		2,564

Gas/Natural Gas (0.8%)
Southwest Gas	14,800	834

General Merchandise Stores (0.4%)
Big Lots	8,500	367

Health Care Distributors (1.0%)
Owens & Minor	19,700	692
PharMerica*	8,100	277

		969

Health Care Equipment (0.2%)
Exactech*	6,300	126
PhotoMedex*	8,500	9
Symmetry Surgical*	5,575	47

		182

Health Care Facilities (1.1%)
National Healthcare	2,800	177
Select Medical Holdings	67,100	968

		1,145

Health Care Services (1.6%)
Air Methods*	13,400	528
Bio-Reference Laboratories*	12,900	572
Chemed	3,400	505

		1,605

Homefurnishing Retail (0.2%)
Haverty Furniture	11,500	255

Hotels & Lodging (0.3%)
Marcus	15,300	321

Household Products, Furniture & Fixtures (0.4%)
Flexsteel Industries	9,300	371

Industrials (0.1%)
Brink’s	1,900	59

Information Technology (0.4%)
II-VI*	25,822	439

Insurance (5.5%)
American Equity Investment Life Holdings	11,900	351
American Financial Group	3,700	255
American National Insurance	700	75
AmTrust Financial Services	6,500	452
Aspen Insurance Holdings	6,700	322
CNO Financial Group	17,200	307
FBL Financial Group, Cl A	8,300	473
HCI Group	9,000	404

Schedule of Investments July 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Insurance (continued)
Horace Mann Educators	5,200	$183
Selective Insurance Group	21,000	647
Stancorp Financial Group	4,200	479
Symetra Financial	18,700	468
Triple-S Management, Cl B*	12,543	271
United Fire Group	9,800	339
Universal Insurance Holdings	17,600	483

		5,509

Internet Retail (0.3%)
PetMed Express	16,100	271

Leisure Facilities (0.2%)
RCI Hospitality Holdings*	19,700	220

Machinery (3.5%)
American Railcar Industries	5,300	212
Briggs & Stratton	30,200	558
Columbus McKinnon	10,900	256
Hurco	6,600	207
Hyster-Yale Materials Handling	5,900	399
Kadant	5,800	264
LB Foster, Cl A	7,700	226
Meritor*	43,200	608
NACCO Industries, Cl A	746	38
Oshkosh	3,800	139
Wabash National*	47,800	657

		3,564

Mortgage REIT’s (3.1%)
Anworth Mortgage Asset	93,200	466
Apollo Commercial Real Estate Finance	32,600	550
Capstead Mortgage	31,900	353
Dynex Capital	32,500	240
Hatteras Financial	3,500	57
MFA Financial, Cl REIT	45,600	343
Mortgage Investment Trust	16,400	298
New York Mortgage Trust	45,800	343
PennyMac Mortgage Investment Trust	7,500	133
Two Harbors Investment	950	10
Western Asset Mortgage Capital	26,100	362

		3,155

Office Equipment (1.2%)
ACCO Brands*	87,200	713
Herman Miller	17,900	502

		1,215

Office REIT’s (1.4%)
Brandywine Realty Trust	24,300	335
Franklin Street Properties	94,400	1,111

		1,446

Oil & Gas Equipment & Services (0.9%)
Dawson Geophysical*	2,932	12
Hornbeck Offshore Services*	8,600	157
Newpark Resources*	36,400	263
PHI*	6,055	168
Superior Energy Services	16,400	279

		879

Oil & Gas Storage & Transportation (0.0%)
StealthGas*	6,100	34

Paper & Paper Products (1.7%)
Clearwater Paper*	5,000	294
Domtar	19,200	781

	Shares	Value (000)
Paper & Paper Products (continued)
Neenah Paper	6,200	$375
PH Glatfelter	11,600	237

		1,687

Personal Products (0.1%)
Nutraceutical International*	5,400	130

Petroleum & Fuel Products (3.1%)
Alon USA Energy	29,200	543
Delek US Holdings	8,200	292
Energy XXI Bermuda	10,500	19
Green Plains	20,600	462
Hercules Offshore*	53,600	5
Northern Oil and Gas*	38,600	184
Ocean Rig UDW	44,700	172
Parker Drilling*	55,200	140
PBF Energy, Cl A	22,300	704
PetroQuest Energy*	42,200	59
REX American Resources*	6,300	325
Unit*	8,000	158
VAALCO Energy*	50,400	67
Warren Resources*	89,900	32

		3,162

Pharmaceuticals (0.6%)
Lannett*	4,900	292
Sciclone Pharmaceuticals*	34,600	315

		607

Printing & Publishing (0.4%)
CSS Industries	5,260	149
Journal Media Group	468	4
Lexmark International, Cl A	5,400	184
McClatchy, Cl A*	43,800	36

		373

Real Estate Investment Trusts (REITs) (1.0%)
Summit Hotel Properties	71,600	976

Reinsurance (2.9%)
Endurance Specialty Holdings	15,000	1,042
Maiden Holdings	56,400	933
Montpelier Re Holdings	9,800	418
RenaissanceRe Holdings	1,873	201
Validus Holdings	7,900	366

		2,960

Research & Consulting Services (0.1%)
Navigant Consulting*	6,000	94

Residential REIT’s (0.2%)
Preferred Apartment Communities, Cl A	14,200	161

Retail (1.6%)
Big 5 Sporting Goods	34,200	376
Dillard’s, Cl A	2,000	204
Ingles Markets, Cl A	9,592	444
Outerwall	8,400	595
Roundy’s*	17,000	44

		1,663

Retail REIT’s (1.9%)
Agree Realty	11,100	344
CBL & Associates Properties	18,600	304
Cedar Realty Trust	88,528	593
Getty Realty	13,800	230
Inland Real Estate	10,200	100

Schedule of Investments July 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Retail REIT’s (continued)
Pennsylvania Real Estate Investment Trust	15,600	$342

		1,913

Semi-Conductors/Instruments (3.7%)
Amkor Technology*	99,000	437
Benchmark Electronics*	28,800	635
Daktronics	17,900	205
Fabrinet*	23,000	427
Integrated Silicon Solution	12,200	268
IXYS	36,000	377
Key Tronic*	3,800	38
Kulicke & Soffa Industries*	31,300	326
OmniVision Technologies*	3,700	90
Photronics*	17,520	144
Sanmina*	24,400	538
Vishay Precision Group*	16,800	234

		3,719

Specialized Consumer Services (0.5%)
Steiner Leisure*	7,994	461

Specialized REIT’s (3.8%)
Ashford Hospitality Prime	3,087	44
Ashford Hospitality Trust	54,400	476
Chatham Lodging Trust	30,100	813
CorEnergy Infrastructure Trust	105,500	656
DuPont Fabros Technology	23,000	693
Hersha Hospitality Trust, Cl A	16,750	454
Hospitality Properties Trust	6,919	190
Sunstone Hotel Investors	32,797	462

		3,788

Steel & Steel Works (0.3%)
Ampco-Pittsburgh	680	9
Commercial Metals	18,000	277
Handy & Harman*	800	24

		310

Technology Distributors (1.2%)
Ingram Micro, Cl A*	2,210	60
Insight Enterprises*	18,100	489
SYNNEX	2,300	174
Tech Data*	7,800	455

		1,178

Telephones & Telecommunications (0.9%)
Black Box	8,200	128
NETGEAR*	20,600	690
Tessco Technologies	5,700	141

		959

Trading Companies & Distributors (1.4%)
Aircastle	34,100	821
H&E Equipment Services	12,600	226
Houston Wire & Cable	10,900	101
TAL International Group	7,600	150
Textainer Group Holdings	3,300	75

		1,373

Trucking (0.7%)
ArcBest	14,900	493
Ryder System	2,600	235

		728

	Shares/ Face Amount	Value (000)
Water Utilities (0.5%)
SJW	17,700	$528

Wireless Telecommunication Services (0.2%)
NTELOS Holdings*	3,900	25
Spok Holdings	7,850	131

		156

Total Common Stock
(Cost $96,536)		99,191

Repurchase Agreement (2.2%)
Morgan Stanley 0.080%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $2,253 (collateralized by various US Treasury Notes, par values ranging from $1 to $1,345, 0.375% — 3.000%, 4/30/16 to 5/15/45; with a total market value of $2,298)	$2,253	2,253

Total Repurchase Agreement
(Cost $2,253)		2,253

Total Investments — 100.7%
(Cost $98,789)		$101,444

Percentages are based on Net Assets of $100,719 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $98,789(000), and the unrealized appreciation and depreciation were $10,744(000) and ($8,089(000)) respectively.

The following is a list of the level of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,191	$—	$—	$99,191
Repurchase Agreement	—	2,253	—	2,253
Total Investments in Securities	$99,191	$2,253	$—	$101,444

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-004-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015